Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 314,916	$ 289,166
Cost of revenue		(310,618)	(285,037)
Gross profit		4,298	4,129
General and administrative expenses		(3,592)	(3,007)
Profit from operations		706	1,122
Other income:
Foreign exchange gain		5	3
Interest income		183	250
Gain on disposal of property		177
Shipping charges reimbursed		50
Other income		5	2
Total other income		420	255
Income before income tax		1,126	1,377
Income tax expense		(98)	(225)
NET INCOME		1,028	1,152
TOTAL COMPREHENSIVE INCOME		$ 1,028	$ 1,152
Net income per Share
Basic (in Dollars per share)	[1]	$ 0.07	$ 0.08
Diluted (in Dollars per share)	[1]	$ 0.07	$ 0.08
Weighted average number of ordinary shares outstanding Basic (in Shares)	[1]	15,000,000	15,000,000
Weighted average number of ordinary shares outstanding Diluted (in Shares)	[1]	15,000,000	15,000,000

[1]	Retrospectively restated for the effect of 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders.